Contract Balances, Performance Obligations and Contract Costs - Performance Obligations (Details) $ in Millions	Jul. 31, 2024 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, amount	$ 430.1
Remaining performance obligation, percentage	85.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-08-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period (month)	24 months